Summary of Significant Accounting Policies (Details 3) (Recurring, USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Quoted Prices in Active Markets for Identical Items (Level 1)
Assets:
Total assets	$ 117,295	$ 37,760	$ 62,181
Quoted Prices in Active Markets for Identical Items (Level 1) | Money market funds
Assets:
Total assets	116,382	36,847	61,269
Quoted Prices in Active Markets for Identical Items (Level 1) | Restricted cash
Assets:
Total assets	913	913	912
Significant Unobservable Inputs (Level 3)
Liabilities:
Total liabilities	16,526	6,651	4,393
Significant Unobservable Inputs (Level 3) | Preferred stock warrants
Liabilities:
Total liabilities		1,422	1,046
Significant Unobservable Inputs (Level 3) | Common stock warrants
Liabilities:
Total liabilities	16,526	5,229	3,347
Total
Assets:
Total assets	117,295	37,760	62,181
Liabilities:
Total liabilities	16,526	6,651	4,393
Total | Preferred stock warrants
Liabilities:
Total liabilities		1,422	1,046
Total | Common stock warrants
Liabilities:
Total liabilities	16,526	5,229	3,347
Total | Money market funds
Assets:
Total assets	116,382	36,847	61,269
Total | Restricted cash
Assets:
Total assets	$ 913	$ 913	$ 912